INTANGIBLE ASSETS - Schedule of Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 29, 2020	Feb. 23, 2019
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 4,215.9	$ 5,029.3
Accumulated amortization	(2,214.8)	(2,280.9)
Net	2,001.1	2,748.4
Liquor licenses and restricted covenants	86.1	86.1
Total intangible assets, gross	4,302.0	5,115.4
Total intangible assets, net	$ 2,087.2	2,834.5
Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives (Years)	40 years
Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives (Years)	3 years
Trade names
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives (Years)	40 years
Gross carrying amount	$ 1,912.1	1,959.1
Accumulated amortization	(264.6)	(231.7)
Net	$ 1,647.5	1,727.4
Beneficial lease rights
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives (Years)	12 years
Gross carrying amount	$ 0.0	892.0
Accumulated amortization	0.0	(410.6)
Net	$ 0.0	481.4
Customer prescription files
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives (Years)	5 years
Gross carrying amount	$ 1,472.1	1,483.4
Accumulated amortization	(1,440.9)	(1,276.1)
Net	$ 31.2	207.3
Internally developed software
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives (Years)	3 years
Gross carrying amount	$ 780.0	672.4
Accumulated amortization	(465.2)	(348.1)
Net	314.8	324.3
Other intangible assets
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	51.7	22.4
Accumulated amortization	(44.1)	(14.4)
Net	$ 7.6	$ 8.0
Other intangible assets | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives (Years)	6 years
Other intangible assets | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives (Years)	3 years